BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Other accounts payables	$ 336	$ 292
Employee benefit liabilities, net	80	92
Trade receivable	$ 1,135	$ 2,382